Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000027305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000027305 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027305 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027305 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027305 [Member] | HDFC Bank Ltd ADR India [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027305 [Member] | Goodman Group REIT Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027305 [Member] | HD Hyundai Electric Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027305 [Member] | Quanta Computer Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027305 [Member] | Aristocrat Leisure Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027305 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027305 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027305 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027305 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027305 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000027305 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000027305 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027305 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027305 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	13.80%
C000027305 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.90%
C000027305 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027305 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027305 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027305 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.00%
C000027305 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027305 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.40%
C000027305 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	0.60%
C000027305 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027305 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000027306 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000027306 [Member] | Tencent Holdings Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000027306 [Member] | Alibaba Group Holding Ltd China [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027306 [Member] | HDFC Bank Ltd ADR India [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027306 [Member] | Goodman Group REIT Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027306 [Member] | HD Hyundai Electric Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027306 [Member] | Quanta Computer Inc Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027306 [Member] | Aristocrat Leisure Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027306 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027306 [Member] | Hanwha Aerospace Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000027306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027306 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000027306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000027306 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000027306 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027306 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027306 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	13.80%
C000027306 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.90%
C000027306 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027306 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027306 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.30%
C000027306 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.00%
C000027306 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000027306 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	24.40%
C000027306 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	0.60%
C000027306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027306 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000027310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000027310 [Member] | FHLMC 3 000 04 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027310 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027310 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027310 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027310 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027310 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027310 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027310 [Member] | FHLMC 3 500 02 01 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | FHLMC 4 500 12 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027310 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027310 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%
C000027310 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000027310 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000027310 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000027310 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000027310 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000027310 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000027310 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027310 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027310 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000027310 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000027310 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027310 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000027310 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027310 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125498 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000125498 [Member] | FHLMC 3 000 04 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125498 [Member] | U S Treasury Bonds 2 250 05 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125498 [Member] | FNMA 3 500 08 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125498 [Member] | U S Treasury Bonds 1 875 02 15 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125498 [Member] | U S Treasury Bonds 3 125 05 15 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125498 [Member] | FNMA 3 500 02 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125498 [Member] | FNMA 3 500 02 01 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125498 [Member] | FHLMC 3 500 02 01 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | FHLMC 4 500 12 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125498 [Member] | FNMA 4 000 06 01 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125498 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	43.60%
C000125498 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000125498 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125498 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000125498 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000125498 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000125498 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000125498 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125498 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125498 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000125498 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000125498 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125498 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000125498 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125498 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%